Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unit Activity [Line Items]
Units issued:	273,997	217,760	265,688
Units redeemed:	(1,012,820)	(1,170,725)	(956,430)
VIP & PDISCO+
Unit Activity [Line Items]
Units issued:	847	13,604	20,268
Units redeemed:	(43,734)	(69,683)	(52,830)
CVAL, PVAL & PVAL $100,000+ face value
Unit Activity [Line Items]
Units issued:	273,150	204,156	245,420
Units redeemed:	(969,086)	(1,101,042)	(903,600)